Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2017
Taxes on Income [Abstract]
Summary of reduced flat tax rate
Tax Year	Development Region “A”	Other Areas within Israel

2011-2012	10%	15%

2013	7%	12.5%

2014 and thereafter	9%	16%

Summary of income tax examinations
		December 31
		2 0 1 7	2 0 1 6
		U.S. dollars in thousands
1)	Provided in respect of the following:

	Research and development expenses	$23	$51
	Carryforward tax losses	1,738	1,867
	Other	9	44
	Less - valuation allowance	(1,738)	(1,867)
		$32	$95

Schedule of taxes on income included in statements of operations
	Years ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
	U.S. dollars in thousands

Current:
In Israel	$491	$945	$1,283
Outside Israel	43	78	99
	534	1,023	1,382
Taxes in respect of previous years	-	-	(52)
Deferred taxes in Israel	63	146	(46)
	$597	$1,169	$1,284

Schedule of reconciliation of theoretical tax expense
	Years ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
	U.S. dollars in thousands

Income before taxes on income, as reported in the statements of operations*	$6,209	$5,372	$6,302

Theoretical tax expense	1,428	1,343	1,670
Less - tax benefits arising from approved
enterprise status, see a. above	(1,110)	(208)	(271)
	318	1,135	1,399
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	41	42	42
Taxes in respect of previous years	-	-	(52)
Changes in valuation allowance	244	373	(747)
Changes in taxes resulting from computation of deferred taxes at a rate which is different from the theoretical rate and other	(6)	(381)	642
Taxes on income for the reported years:	$597	$1,169	$1,284

* As follows:
Taxable in Israel	$5,162	$4,406	$5,346
Taxable outside Israel	1,047	966	956
	$6,209	$5,372	$6,302